Other Accounts Payables (Tables)	12 Months Ended
Dec. 31, 2025
Other Accounts Payables [Abstract]
Schedule of Other Accounts Payables	Composition:
	December 31,
	2025	2024
	U.S. Dollars in thousands
Employees and payroll accruals	$10,267	$9,218
Government grants (b)	-	-
Accrued Expenses and Others	1,841	453
Total Other Accounts Payables	$12,108	$9,671

Schedule of Statement of Financial Position and Profit or Loss and Other Comprehensive Income

Presented in the statement of financial position and Profit or Loss and Other Comprehensive Income:

	December 31,
	2025	2024
	U.S. Dollars in thousands
Current Assets	$8	$11
Current liability	$-	$-
Royalties paid during the year	$-	$(177)
Expense carried to Research and Development cost	$12	$17